Other Current Assets	9 Months Ended
Apr. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
12.	Other Current Assets

Other current assets consist of the following:

	April 30, 2012	July 31, 2011
Mortgage loan origination fees	$102,895	$—
Prepaid insurance, deposits and taxes	193,395	225,052
Total	$296,290	$225,052

The mortgage loan origination fees include legal and other lender fees related to the mortgage loan financing which closed on January 19, 2012, which have been capitalized and are being amortized over the twelve month term of the loan to January 18, 2013.